Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2014
Federal Home Loan Banks [Abstract]
Federal Home Loan Bank Advances

NOTE 9 - FEDERAL HOME LOAN BANK ADVANCES

The Bank has established a line of credit with the Federal Home Loan Bank of Cincinnati (“FHLB”), which is secured by a blanket pledge of 1-4 family residential mortgage loans. The extent of the line is dependent, in part, on available collateral. The arrangement is structured so that the carrying value of the loans pledged amounts to 125% on residential 1-4 family loans of the principal balance of the advances from the FHLB.

At December 31, 2014 and 2013, the Company had received advances from the FHLB totaling $19,000 and $23,000, respectively. At December 31, 2014, the schedule maturities of these advances and interest rates were as follows:

	Scheduled Maturities	Weighted Average Rates
2015	$2,000	0.70%
2016	—	—
2017	10,000	1.27%
2018	7,000	1.61%
2019	—	—
Thereafter	—	—

Total	$19,000	1.33%

Each FHLB advance is payable at its maturity date, with a prepayment penalty for fixed rate advances. Qualifying loans totaling approximately $148,612 were pledged as security under a blanket pledge agreement with the FHLB at December 31, 2014. Based on this collateral and the Company’s holdings of FHLB stock, the Bank is eligible to borrow up to an additional $38,699 as of December 31, 2014.